Property, plant and equipment -Summary of property plant and equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	$ 1,667
Accumulated cost at 31 December 2020	1,301	$ 1,667
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	3,782	3,589
Additions	141	152
Impact of currency translation	(5)	41
Accumulated cost at 31 December 2020	3,918	3,782
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	2,115	1,576
Depreciation	507	509
Impact of currency translation	(5)	30
Accumulated cost at 31 December 2020	2,617	2,115
Plant And Machinery fixtures and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	619
Accumulated cost at 31 December 2020	$ 488	$ 619
Plant And Machinery fixtures and fittings [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period (straight line, in years)	3 years	3 years
Plant And Machinery fixtures and fittings [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period (straight line, in years)	5 years	5 years
Plant And Machinery fixtures and fittings [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	$ 855	$ 812
Additions		21
Impact of currency translation		22
Accumulated cost at 31 December 2020	855	855
Plant And Machinery fixtures and fittings [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	236	104
Depreciation	131	119
Impact of currency translation		13
Accumulated cost at 31 December 2020	367	236
Office furniture and office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	138
Accumulated cost at 31 December 2020	$ 111	$ 138
Office furniture and office equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period (straight line, in years)	3 years	3 years
Office furniture and office equipment [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period (straight line, in years)	5 years	5 years
Office furniture and office equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	$ 710	$ 701
Additions	74	6
Impact of currency translation	(2)	3
Accumulated cost at 31 December 2020	782	710
Office furniture and office equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	572	453
Depreciation	101	115
Impact of currency translation	(2)	4
Accumulated cost at 31 December 2020	671	572
Instruments and lab equipment software tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	910
Accumulated cost at 31 December 2020	$ 712	$ 910
Instruments and lab equipment software tools [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period (straight line, in years)	3 years	3 years
Instruments and lab equipment software tools [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period (straight line, in years)	5 years	5 years
Instruments and lab equipment software tools [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	$ 2,217	$ 2,076
Additions	67	125
Impact of currency translation	(3)	16
Accumulated cost at 31 December 2020	2,281	2,217
Instruments and lab equipment software tools [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated cost at 31 December 2019	1,307	1,019
Depreciation	275	275
Impact of currency translation	(3)	13
Accumulated cost at 31 December 2020	$ 1,579	$ 1,307